SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Large Cap Focus Growth Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Sebastian P. Werner, PhD, Head of Investment Strategy Equity. Portfolio Manager of the fund. Began managing the fund in 2016.
Daniel Fletcher, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2022.
John Moody, Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Sebastian P. Werner, PhD, Head of Investment Strategy Equity. Portfolio Manager of the fund. Began managing the fund in 2016.
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Joined DWS in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.
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Portfolio Manager for Global and US Growth Equities: New York.
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MBA in International Management from the Thunderbird School of Global Management; Master’s Degree (“Diplom-Kaufmann”) and PhD in Finance (“Dr.rer.pol.”) from the European Business School, Oestrich-Winkel.
Daniel Fletcher, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2022.
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Joined DWS in 2017 with twenty-four years of industry experience. Prior to joining, he worked in portfolio management and equity research at Neuberger Berman, with a focus on technology, media and telecommunications companies. Before that, he worked as a telecommunications services analyst and in equity research management at Lehman Brothers. Previously, he served in investment research and execution functions at The Batavia Group and as a structured finance analyst at Deloitte & Touche.
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Portfolio Manager and Analyst for US Equities: New York.
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BA in Communications from William Paterson University; MBA in Finance from Rutgers Graduate School of Management.
John Moody, Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 1998. Prior to his current role, served as a Business Manager for Active Equity. Previously, he was a Portfolio Analyst for EAFE, Global and Technology Funds and an Investment Accountant for International Funds. He began his career as a Client Service Associate for the International Institutional Equity Group.
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Portfolio Analyst/Portfolio Manager: New York.
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BS in Business Management, Fairfield University.
Please Retain This Supplement for Future Reference
April 25, 2023
PROSTKR23-39